Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 1,059,225	$ 1,059,225	$ 1,152,055	$ 932,276
Recognized credit losses	294,959		113,345	474,982
Written down	$ (117,089)		235,674	(438,949)
Percentage of equity interests	18.96%
Deferred revenue	$ 2,312,347	2,312,347	2,372,037
Revenue recognized	2,032,340		1,910,872
Marketing expense	1,064,795		235,495	$ 1,421,315
Cash deposit	$ 2,740,834	$ 2,740,834	$ 2,184,920
Bank deposits (in Yuan Renminbi) | ¥					¥ 500,000
Exchange rates, per share | (per share)	$ 0.1423	$ 1	$ 0.1391
Average exchange rate, per share | (per share)	$ 0.14	$ 1	$ 0.1404	$ 0.1419
Customer Concentration Risk [Member] | One Customer [Member] | Total Sales [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentrations risk	2.10%		8.30%	11.40%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 748,576	$ 748,576	$ 438,864
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Service fees	9,710		316,607	$ 544,562
Shipping and Handling [Member]
Summary of Significant Accounting Policies [Line Items]
Fulfillment costs	$ 7,173,535		$ 1,634,158	$ 1,932,398
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentrations risk	80.00%		26.00%	15.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentrations risk			16.00%	11.00%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentrations risk				10.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful economic life	3 years	3 years			3 years
Percentage of equity interests	20.00%
Value added tax	9.00%	9.00%			9.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful economic life	10 years	10 years			10 years
Percentage of equity interests	50.00%
Value added tax	13.00%	13.00%			13.00%